Share Based Compensation - RSU Activity (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of the period		1,197
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of the period (shares)	0	0
Granted (shares)	1,197	1,224
Forfeited (shares)		(11)
Outstanding at beginning of the period		1,213
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, nonvested, equity instruments other than options, beginning of the period (in dollar per share)	$ 0.00	$ 0.00
Weighted average grant date fair value, granted (in dollars per share)		20.88
Weighted average grant date fair value, forfeited (in dollars per share)		20.88
Weighted average grant date fair value, nonvested, equity instruments other than options, end of the period (in dollar per share)		$ 20.88
Vested and expected to vest (shares)		1,142
Weighted average grant date fair value, vested and expected to vest (in dollars per share)		$ 20.89